STOCK OPTIONS AND WARRANTS (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Weighted average fair value of options granted	$ 1.38	$ 2.03
Expected dividends yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Maximum [Member]
Expected life	6 years	10 years
Risk-free interest rate	1.47%	1.56%
Expected volatility	69.60%	58.85%
Minimum [Member]
Expected life	5 years	5 years
Risk-free interest rate	0.01%	0.01%
Expected volatility	55.80%	50.00%